SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Subsequent to period end, the Company has converted approximately $61,000 of their outstanding convertible debt as of June 30, 2018 and approximately $5,000 of accrued interest and fees, into 11,765,729 shares of the Company’s common stock. The Company also issued 6,719,925 shares of their common stock on July 17, 2018, upon cashless exercise of warrants granted in connection with the July Debenture.

On July 11, 2018, the Company received the funding for the Buyer Note issued in connection with the second note under the December 20, 2017 8% convertible redeemable note, for cash proceeds of $74,000.

On July 26, 2018, the Company received the funding for the Buyer Note issued in connection with the January 29, 2018 12% convertible redeemable note, for cash proceeds of $38,000.

On July 27, 2018, the Company redeemed the January 30, 2018, 12% convertible note $83,000, for approximately $123,000, with the approximately $40,000 redemption amount being recognized as financing costs.

On July 27, 2018, the Company entered into two 10% convertible notes in the aggregate principal amount of $186,000, convertible into shares of common stock of the Company, with maturity dates of July 27, 2019. The interest upon an event of default, as defined in the note, is 24% per annum. Each note was in the face amount of $93,000, with $3,000 OID, for a purchase price of $90,000. The first of the notes was paid for by the buyer in cash upon closing, with the other note ("Back-End note") initially paid for by the issuance of an offsetting $93,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Note is due on December 12, 2018. The interest rate increases to 24% upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes, and if the debenture is not paid at maturity the principal due increases by 10%. If the Company loses its bid price the principal outstanding on the debenture increases by 20%, and if the Company’s common stock is delisted, the principal increases by 50%.

The notes are convertible at 60% of the lowest closing bid price for the last 20 days. The discount is increased an additional 10%, to 50%, upon a DTC "chill". The Company has not maintained the required share reservation under the terms of the note agreement. The Back-End note is not convertible until the buyer has settled the Buyer Notes in a cash payment. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 120% to 136% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of the debenture.

Subsequent to year end, the Company has converted approximately $485,000 of their outstanding convertible debt as of March 31, 2018 and approximately $31,000 of accrued interest, into 37,887,704 shares of the Company’s common stock.

On April 10, 2018, the Company entered into two 10% convertible notes in the aggregate principal amount of $110,000, convertible into shares of common stock of the Company, with maturity dates of April 10, 2019. The interest upon an event of default, as defined in the note, is 24% per annum. Each note was in the face amount of $55,000, with $2,750 for legal fees deducted upon funding. The first of the notes was paid for by the buyer in cash upon closing, with the other note ("Back-End note") initially paid for by the issuance of an offsetting $55,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Note is due on December 12, 2018. The notes are convertible at 57% of the lowest closing bid price for the last 20 days. The Back-End note is not convertible until the buyer has settled the Buyer Notes in a cash payment. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 130% to 145% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 60 days to 180 days from the date of issuance of the debenture

On April 12, 2018, the Company sold 200,000 shares of its common stock at $0.077 per share, for a total financing of $15,400.

On April 27, 2018, the Company entered into a convertible note for the principal amount of $53,000 for a purchase price of $50,000, convertible into shares of common stock of the Company, which matures on January 27, 2019. The note bears interest at 12% for the first 180 days, which increases to 18% after 180 days, and 24% upon an event of default. The note is convertible on the date beginning 180 days after issuance of the note, at the lowest of 60% of the lowest trading price for the last 20 days prior to the issuance date of this note, or 60% of the lowest trading price for the last 20 days prior to conversion. In the event of a "DTC chill", the conversion rate is adjusted to 40% of the market price. Per the agreement, the Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

On June 5, 2018, the Company entered into a convertible note for the principal amount of $125,000 for a purchase price of $118,800, convertible on the date beginning 180 days after issuance of the note, into shares of common stock of the Company, which matures on June 5, 2019. The note bears interest at 12%, which increases to 18% upon an event of default, as defined in the agreement. The note is convertible at 60% of the lowest trading price for the last 20 days prior to conversion, with the discount increased 5% in the event the Company does not have sufficient shares authorized and outstanding to issue the shares upon conversion request. Per the agreement, the Company is required at all times to have authorized and reserved four times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 135% to 145% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of the debenture. After 180 days, the note is redeemable, with the holders prior written consent, at 150% of the principal and accrued interest balance.

On July 11, 2018, the Company received the funding for the Buyer Note issued in connection with the second note under the December 20, 2017 8% convertible redeemable note, for cash proceeds of $74,000.